LONG TERM DEBT (Schedule of Outstanding Exchangeable) (Details) - Exchangeable Notes [Member]	1 Months Ended
Jan. 31, 2017 USD ($) $ / shares
Issuance date	Jan. 18, 2017
Maturity date	Jan. 15, 2024
Principal amount	$ 287,500
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	12.026
Effective conversion price effective September 15, 2023 (per ADS) | $ / shares	$ 83.15
Principal amount of Exchangeable Notes	$ 1,000